---------------------------
                                                    OMB APPROVAL
                                                    ---------------------------
                                                    OMB Number: 3235-0570

                                                    Expires: September 30, 2007

                                                    Estimated average burden
                                                    hours per response: 19.4
                                                    ---------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-07242
                                  ----------------------------------------------

                                The Cutler Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


  3555 Lear Way                     Medford, Oregon                    97504
-------------------------------------------------------------------------------
             (Address of principal executive offices)                (Zip code)


                                 Erich M. Patten


Cutler Investment Counsel, LLC         3555 Lear  Way      Medford, Oregon 97504
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (541) 770-9000
                                                     ---------------------------

Date of fiscal year end:      June 30, 2007
                         ----------------------------------------------


Date of reporting period:     December 31, 2006
                          ---------------------------------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.


A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.





                                                         CUTLER EQUITY FUND
--------------------------------------------------------------------------------









                                              THE
                    [GRAPHIC OMITTED]       CUTLER
                                             TRUST








                               SEMI-ANNUAL REPORT

                               DECEMBER 31, 2006
                                  (UNAUDITED)

--------------------------------------------------------------------------------

CUTLER EQUITY FUND
TABLE OF CONTENTS
December 31, 2006 (Unaudited)
================================================================================

                                                                           Page

Letter to Shareholders ..................................................     3

Portfolio Information ...................................................     4

Schedule of Investments .................................................     5

Statement of Assets and Liabilities .....................................     7

Statement of Operations .................................................     8

Statements of Changes in Net Assets .....................................     9

Financial Highlights ....................................................    10

Notes to Financial Statements ...........................................    11

About Your Fund's Expenses ..............................................    15

Additional Information ..................................................    17

Approval of Investment Advisory Agreement ...............................    18

--------------------------------------------------------------------------------

CUTLER EQUITY FUND
LETTER TO SHAREHOLDERS
================================================================================


To The Cutler Trust Shareholders:

Please find enclosed the semi-annual report for the Cutler Equity Fund. This past year has been a testament to our founding philosophy of dividend based investing. Over the previous twelve months, the Fund's strategy has done well, and we believe that the fundamentals of this investment process remain favorably positioned.

In 2006, investors achieved gains in most asset classes. The greatest catalyst for these returns was the Federal Reserve Bank's decision to hold interest rates steady. This created an environment of mild liquidity, while reigning in some of the inflationary pressures that have been accumulating due to the historically low rates seen for much of the past several years. Earnings growth remains strong, and equity prices have increased commensurate with the underlying valuations. Today, we feel that equities are fairly valued, and that the recent returns have not been speculative in nature.

We believe the Fund is well positioned in the current market environment. Large capitalization, domestic securities are an excellent market niche given slower global growth and potential uncertainties in the US market. The impact of the housing slowdown, while muted thus far, remains an overall concern for US economic vitality. The Fund continues to hold companies with strong dividend histories and maintains its traditional equity income focus.

On behalf of everyone at Cutler Investment Counsel, and The Cutler Trust, we thank you for your continued support.

Sincerely,


/s/ Matt Patten                             /s/ Erich Patten


Matthew C. Patten                           Erich M. Patten
Chairman                                    Portfolio Manager
The Cutler Trust                            Cutler Investment Counsel, LLC

THE VIEWS IN THIS REPORT WERE THOSE OF THE CUTLER TRUST'S INVESTMENT ADVISER AS OF DECEMBER 31, 2006 AND MAY NOT REFLECT THEIR VIEWS ON THE DATE THIS REPORT IS FIRST PUBLISHED OR ANYTIME THEREAFTER. THESE VIEWS ARE INTENDED TO ASSET SHAREHOLDERS IN UNDERSTANDING THEIR INVESTMENT IN THE FUND AND DO NOT CONSTITUTE INVESTMENT ADVICE.

--------------------------------------------------------------------------------

CUTLER EQUITY FUND
PORTFOLIO INFORMATION
December 31, 2006 (Unaudited)
================================================================================




SECTOR ALLOCATION (% OF NET ASSETS)

                                      Consumer Discretionary - 10.3%
                                      Consumer Staples - 15.5%
                                      Energy - 11.0%
                                      Financials - 19.8%
[GRAPHIC OMITTED]                     Health Care - 5.8%
                                      Industrials - 14.1%
                                      Information Technology - 4.4%
                                      Materials - 8.7%
                                      Telecommunications Services - 3.2%
                                      Utilities - 6.6%
                                      Cash Equivalents - 0.6%

--------------------------------------------------------------------------------

CUTLER EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2006 (Unaudited)
================================================================================
 SHARES   COMMON STOCKS -- 99.4%                                       VALUE
--------------------------------------------------------------------------------
          CONSUMER DISCRETIONARY -- 10.3%
  32,780  Home Depot, Inc. (The) ...............................   $  1,316,445
  30,480  McDonald's Corp. .....................................      1,351,178
  22,060  McGraw-Hill Cos., Inc. (The) .........................      1,500,521
                                                                   ------------
                                                                      4,168,144
                                                                   ------------
          CONSUMER STAPLES -- 15.5%
  38,010  Archer-Daniels-Midland Co. ...........................      1,214,800
  18,190  Kimberly-Clark Corp. .................................      1,236,011
  19,430  PepsiCo, Inc. ........................................      1,215,346
  19,780  Procter & Gamble Co. (The) ...........................      1,271,260
  36,520  Sysco Corp. ..........................................      1,342,475
                                                                   ------------
                                                                      6,279,892
                                                                   ------------
          ENERGY -- 11.0%
  18,540  Chevron Corp. ........................................      1,363,246
  20,800  ConocoPhillips .......................................      1,496,560
  20,860  Exxon Mobil Corp. ....................................      1,598,502
                                                                   ------------
                                                                      4,458,308
                                                                   ------------
          FINANCIALS -- 19.8%
  23,340  Citigroup, Inc. ......................................      1,300,038
  26,800  JPMorgan Chase & Co. .................................      1,294,440
  20,750  Lincoln National Corp. ...............................      1,377,800
  34,860  U.S. Bancorp .........................................      1,261,583
  30,750  Washington Mutual, Inc. ..............................      1,398,818
  39,600  Wells Fargo & Co. ....................................      1,408,176
                                                                   ------------
                                                                      8,040,855
                                                                   ------------
          HEALTH CARE -- 5.8%
  19,100  Johnson & Johnson ....................................      1,260,982
  41,420  Pfizer, Inc. .........................................      1,072,778
                                                                   ------------
                                                                      2,333,760
                                                                   ------------
          INDUSTRIALS -- 14.1%
  18,240  Caterpillar, Inc. ....................................      1,118,659
  29,000  Emerson Electric Co. .................................      1,278,030
  28,150  General Electric Co. .................................      1,047,462
  22,550  Pitney Bowes, Inc. ...................................      1,041,584
  19,800  United Technologies Corp. ............................      1,237,896
                                                                   ------------
                                                                      5,723,631
                                                                   ------------
          INFORMATION TECHNOLOGY -- 4.4%
  22,130  Hewlett-Packard Co. ..................................        911,535
  43,530  Intel Corp. ..........................................        881,482
                                                                   ------------
                                                                      1,793,017
                                                                   ------------

--------------------------------------------------------------------------------

CUTLER EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================
 SHARES   COMMON STOCKS -- 99.4% (CONTINUED)                           VALUE
--------------------------------------------------------------------------------
          MATERIALS -- 8.7%
  38,020  Alcoa, Inc. ..........................................   $  1,140,980
  25,240  Dow Chemical Co. (The) ...............................      1,008,086
  19,470  Weyerhaeuser Co. .....................................      1,375,555
                                                                   ------------
                                                                      3,524,621
                                                                   ------------
          TELECOMMUNICATIONS SERVICES -- 3.2%
  36,770  AT&T, Inc. ...........................................      1,314,528
                                                                   ------------

          UTILITIES -- 6.6%
  21,950  Exelon Corp. .........................................      1,358,486
  33,980  National Fuel Gas Co. ................................      1,309,589
                                                                   ------------
                                                                      2,668,075
                                                                   ------------

          TOTAL COMMON STOCKS (Cost $29,302,936)                   $ 40,304,831
                                                                   ------------

================================================================================
 SHARES   MONEY MARKET FUNDS -- 0.6%                                   VALUE
--------------------------------------------------------------------------------
 237,975  Fidelity Institutional Money Market Portfolio - Select
           Class (Cost $237,975)                                   $    237,975
                                                                   ------------

          TOTAL INVESTMENTS AT VALUE -- 100.0% (Cost $29,540,911)  $ 40,542,806

          OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.0%.........         10,014
                                                                   ------------

          NET ASSETS -- 100.0%..................................   $ 40,552,820
                                                                   ============


See accompanying notes to financial statements.

--------------------------------------------------------------------------------

CUTLER EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2006 (Unaudited)
================================================================================
ASSETS
   Investments in securities:
   At acquisition cost .........................................   $ 29,540,911
                                                                   ============
   At value ....................................................   $ 40,542,806
   Dividends receivable ........................................         62,682
   Other assets ................................................         15,547
                                                                   ------------
Total assets ...................................................     40,621,035
                                                                   ------------

LIABILITIES
   Dividends payable ...........................................          6,697
   Payable for capital shares redeemed .........................         15,600
   Accrued liabilities:
        Investment advisory fees (Note 3) ......................         25,711
        Administration fees (Note 3) ...........................          6,000
        Other accrued expenses and liabilities .................         14,207
                                                                   ------------
Total liabilities ..............................................         68,215
                                                                   ------------

NET ASSETS .....................................................   $ 40,552,820
                                                                   ============


NET ASSETS CONSIST OF:
   Paid-in capital .............................................   $ 45,977,906
   Accumulated undistributed net investment income .............          1,675
   Accumulated net realized losses from security transactions ..    (16,428,656)
   Net unrealized appreciation on investments ..................     11,001,895
                                                                   ------------
NET ASSETS .....................................................   $ 40,552,820
                                                                   ============

Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value) .........................      3,474,522
                                                                   ============

Net asset value, offering price and redemption price per share
   (Note 2) ....................................................   $      11.67
                                                                   ============


See accompanying notes to financial statements.

--------------------------------------------------------------------------------

CUTLER EQUITY FUND
STATEMENT OF OPERATIONS
For the Six Months Ended December 31, 2006 (Unaudited)
================================================================================
INVESTMENT INCOME
   Dividend income .............................................   $    533,624
                                                                   ------------

EXPENSES
   Investment advisory fees (Note 3) ...........................        147,383
   Administration fees (Note 3) ................................         36,000
   Professional fees ...........................................         21,804
   Trustees' fees and expenses .................................         10,237
   Insurance expense ...........................................          7,850
   Registration fees ...........................................          6,810
   Custody fees ................................................          5,721
   Postage and supplies ........................................          4,415
   Printing of shareholder reports .............................          3,928
   Other expenses ..............................................          7,484
                                                                   ------------
Total expenses .................................................        251,632
                                                                   ------------

NET INVESTMENT INCOME ..........................................        281,992
                                                                   ------------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
   Net realized gains from investments .........................        879,595
   Net change in unrealized appreciation/depreciation on
    investments.................................................      3,396,225
                                                                   ------------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS ...............      4,275,820
                                                                   ------------

NET INCREASE IN NET ASSETS FROM OPERATIONS......................   $  4,557,812
                                                                   ============


See accompanying notes to financial statements.

----------------------------------------------------------------------------------------------------------

CUTLER EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS
==========================================================================================================
                                                                          Six Months
                                                                            Ended             Year
                                                                      December 31, 2006       Ended
                                                                         (Unaudited)      June 30, 2006
----------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income.............................................  $      281,992      $    573,589
   Net realized gains (losses) from investments......................         879,595          (172,878)
   Net change in unrealized appreciation/depreciation of investments.       3,396,225         3,002,802
                                                                       --------------      ------------
Net increase in net assets from operations...........................       4,557,812         3,403,513
                                                                       --------------      ------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income........................................        (285,597)         (574,299)
                                                                       --------------      ------------

CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold.........................................         101,568           586,967
   Net asset value of shares issued in reinvestment
        of distributions to shareholders.............................         273,878           542,538
   Payments for shares redeemed......................................      (2,177,599)       (5,983,368)
                                                                       --------------      ------------
Net decrease from capital share transactions.........................      (1,802,153)       (4,853,863)
                                                                       --------------      ------------

Total increase (decrease) in net assets..............................       2,470,062        (2,024,649)

NET ASSETS
Beginning of period..................................................      38,082,758        40,107,407
                                                                       --------------      ------------
End of period........................................................  $   40,552,820      $ 38,082,758
                                                                       ==============      ============

ACCUMULATED UNDISTRIBUTED
   NET INVESTMENT INCOME.............................................  $        1,675      $      5,280
                                                                       ==============      ============

CAPITAL SHARE ACTIVITY
Sold.................................................................           9,052            56,795
Reinvested...........................................................          24,064            52,961
Redeemed.............................................................        (199,375)         (583,090)
                                                                       --------------      ------------
Net decrease in shares outstanding...................................        (166,259)         (473,334)
Shares outstanding at beginning of period............................       3,640,781         4,114,115
                                                                       --------------      ------------
Shares outstanding at end of period..................................       3,474,522         3,640,781
                                                                       ==============      ============


See accompanying notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------------

CUTLER EQUITY FUND
FINANCIAL HIGHLIGHTS
===================================================================================================================================

Per Share Data for a Share Outstanding Throughout Each Period
-----------------------------------------------------------------------------------------------------------------------------------
                                                   SIX MONTHS
                                                     ENDED
                                                  DECEMBER 31,                       YEARS ENDED JUNE 30,
                                                      2006      -------------------------------------------------------------------
                                                  (UNAUDITED)       2006          2005         2004         2003         2003
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period...........  $   10.46     $    9.75    $     9.38    $    8.29    $    8.85      $   10.38
                                                   ---------     ---------    ----------    ---------    ---------      ---------

Income (loss) from investment operations:
  Net investment income..........................       0.08          0.15          0.17         0.18         0.13           0.08
  Net realized and unrealized gains
      (losses) on investments....................       1.21          0.71          0.37         1.09        (0.56)(a)      (1.53)
                                                   ---------     ---------    ----------    ---------    ---------      ---------
Total from investment operations.................       1.29          0.86          0.54         1.27        (0.43)         (1.45)
                                                   ---------     ---------    ----------    ---------    ---------      ---------

Less distributions from:
  Net investment income..........................      (0.08)        (0.15)        (0.17)       (0.18)       (0.13)         (0.08)
  Net realized gains.............................         --            --            --           --           --             --
                                                   ---------     ---------    ----------    ---------    ---------      ---------
Total distributions..............................      (0.08)        (0.15)        (0.17)       (0.18)       (0.13)         (0.08)
                                                   ---------     ---------    ----------    ---------    ---------      ---------

Net asset value at end of period.................  $   11.67     $   10.46    $     9.75    $    9.38    $    8.29      $    8.85
                                                   =========     =========    ==========    =========    =========      =========

Total return(b)..................................     12.37%(c)      8.86%         5.77%       15.39%       (4.75%)       (14.07%)
                                                   =========     =========    ==========    =========    =========      =========

Net assets at the end of period (000's)..........  $  40,553     $  38,083    $   40,107    $  41,233    $  41,250      $  22,963
                                                   =========     =========    ==========    =========    =========      =========

Ratios/supplementary data:
Ratio of net expenses to average net assets......      1.28%(e)      1.26%         1.30%        1.25%        1.25%          1.25%

Ratio of gross expenses to
  average net assets(d)..........................      1.28%(e)      1.26%         1.43%        1.43%        1.79%          1.50%

Ratio of net investment income
  to average net assets..........................      1.43%(e)      1.44%         1.77%        1.95%        1.65%          0.76%

Portfolio turnover rate..........................         7%(c)        21%           14%          14%          61%            46%

(a) Per share amount does not reflect the actual net realized and unrealized gain/loss for the period because of the timing of sales of the Fund shares and the amount of per share realized and unrealized gains and losses at such time.

(b) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)  Not annualized.

(d) The ratio of gross expenses to average net assets reflects the expense ratio excluding any waivers and/or expense reimbursements by the Fund's investment adviser.

(e)  Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

CUTLER EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2006 (Unaudited)
================================================================================

1.  ORGANIZATION

     The Cutler Equity Fund (formerly the Cutler Value Fund) (the "Fund") is a diversified series of The Cutler Trust (the "Trust"). The Trust is a Delaware statutory trust that is registered as an open-end management investment company under the Investment Company Act of 1940. The Fund is the only series of the Trust. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of Fund shares of beneficial interest without par value. The Fund commenced operations on October 2, 1992.

     The Fund seeks current income and long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

     The following summarizes the significant accounting policies of the Fund:

     SECURITIES VALUATION -- Exchange traded securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time), on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and asked price. Non-exchange traded securities for which over-the-counter quotations are available are generally valued at the mean between the closing bid and asked prices. Money market instruments that mature in sixty days or less may be valued at amortized cost unless the Fund's investment adviser believes another valuation is more appropriate. Investments in other open-end regulated investment companies are valued at net asset value.

     The Fund values securities at fair value pursuant to procedures adopted by the Board of Trustees if (1) market quotations are insufficient or not readily available or (2) the Fund's investment adviser believes that the prices or values available are unreliable due to, among other things, the occurrence of events after the close of the securities markets on which the Fund's securities primarily trade but before the time as of which the Fund calculates its net asset value.

     SHARE VALUATION -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the net asset value per share.

     ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY TRANSACTIONS, INVESTMENT INCOME AND REALIZED GAINS AND LOSSES -- Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. Gains and losses on securities sold are determined on a specific identification basis.

--------------------------------------------------------------------------------

CUTLER EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================


     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders of net investment income, if any, are declared and paid quarterly. Capital gain distributions, if any, are distributed to shareholders annually. Distributions are based on amounts calculated in accordance with applicable Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are due primarily to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund. The tax character of distributions paid during the periods ended December 31, 2006 and June 30, 2006 was ordinary income.

     FEDERAL INCOME TAXES -- The Fund intends to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on income distributed. Accordingly, no provision for income taxes has been made.

     In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare and pay as dividends in each calendar year at least 98% of its investment income (earned during the calendar year) and 98% of its net realized gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

     The following information is computed on a tax basis for each item as of December 31, 2006:

     Cost of portfolio investments ...........................  $ 29,607,609
                                                                ============
     Gross unrealized appreciation ...........................  $ 11,583,488
     Gross unrealized depreciation ...........................      (648,291)
                                                                ------------
     Net unrealized appreciation..............................    10,935,197
     Undistributed ordinary income............................         8,362
     Capital loss carryforward................................   (17,230,390)
     Other gains..............................................       868,442
     Other temporary differences due to timing of cash
      distributions...........................................        (6,697)
                                                                ------------
     Accumulated deficit                                        $ (5,425,086)
                                                                ============

     The difference between the federal income tax cost of portfolio investments and the financial statement cost is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are primarily due to losses deferred due to wash sales.

     As of June 30, 2006, the Fund had capital loss carryforwards of $17,230,390, of which $1,053,096 expires June 30, 2009, $7,402,392 expires
     June 30, 2010,  $5,747,725  expires June 30, 2011,  $2,687,016 expires June
     30, 2012 and $340,161 expires June 30, 2014. These capital loss carryforwards may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

--------------------------------------------------------------------------------
CUTLER  EQUITY  FUND
NOTES  TO  FINANCIAL STATEMENTS (Continued)
================================================================================


3. TRANSACTIONS WITH AFFILIATES

     INVESTMENT ADVISER -- Cutler Investment Counsel, LLC (the "Adviser") is the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement, the Fund pays to the Adviser a fee, which is accrued daily and paid monthly, at an annual rate of 0.75% of the Fund's average daily net assets.

     Certain officers of the Trust are also officers of the Adviser.

     ADMINISTRATION AND OTHER SERVICES -- Under the terms of a Mutual Fund Services Agreement between the Trust and Ultimus Fund Solutions, LLC ("Ultimus"), Ultimus provides administrative, pricing, accounting, dividend disbursing, shareholder servicing and transfer agent services for the Fund. For these services, Ultimus receives a monthly fee from the Fund at an annual rate of 0.15% of the Fund's average daily net assets up to $500 million; 0.125% on the next $500 million of such assets; and 0.10% on such assets in excess of $1 billion, subject to a minimum monthly fee of $6,000. During the six months ended December 31, 2006, Ultimus received $36,000 for these services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing the Fund's portfolio securities. Certain officers of the Trust are also officers of Ultimus, or of Ultimus Fund Distributors, LLC, the principal underwriter of the Fund's shares and an affiliate of Ultimus.

     SHAREHOLDER SERVICE PLAN -- The Fund may pay shareholder servicing fees not to exceed an annual rate of 0.25% of the Fund's average daily net assets. These fees may be paid to various financial institutions that provide shareholder services.

4. SECURITIES TRANSACTIONS

     The cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $2,628,995 and $4,420,674, respectively, for the six months ended December 31, 2006.

5. CONTINGENCIES AND COMMITMENTS

     The Fund indemnifies the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

--------------------------------------------------------------------------------

CUTLER EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================


6. ACCOUNTING PRONOUNCEMENTS

     On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 (FIN 48) "Accounting for Uncertainty in Income Taxes". FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

     In September 2006, the Financial Accounting Standards Board (FASB) issued STATEMENT ON FINANCIAL ACCOUNTING STANDARDS (SFAS) NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2006, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

--------------------------------------------------------------------------------

CUTLER EQUITY FUND
ABOUT YOUR FUND'S EXPENSES (Unaudited)
================================================================================


     We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. These ongoing costs, which are deducted from the Fund's gross income, directly reduce the investment return of the Fund.

     A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The table below illustrates the Fund's costs in two ways:

     ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

     HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

     Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge transaction fees, such as purchase or redemption fees, nor does it impose any sales load.

     The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

--------------------------------------------------------------------------------
CUTLER EQUITY FUND
ABOUT YOUR FUND'S EXPENSES (Unaudited) (Continued)
================================================================================

     More information about the Fund's expenses, including annual expense ratios over the past five years, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

                                           Beginning          Ending
                                         Account Value     Account Value     Expenses Paid
                                          July 1, 2006   December 31, 2006   During Period*
                                         -------------   -----------------   --------------
     Based on Actual Fund Return           $ 1,000.00       $ 1,123.70          $  6.85
     Based on Hypothetical 5% Return
          (before expenses)                $ 1,000.00       $ 1,018.75          $  6.51

     * Expenses are equal to the Fund's annualized expense ratio of 1.28% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

--------------------------------------------------------------------------------

CUTLER EQUITY FUND
ADDITIONAL INFORMATION (Unaudited)
================================================================================

PROXY VOTING INFORMATION

     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge upon request, by calling 1-800-228-8537 or on the Securities and Exchange Commissions's (SEC) website http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling 1-800-228-8537 or on the SEC's website at http://www.sec.gov.

FORM N-Q INFORMATION

     The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request, by calling 1-800-228-8537. Furthermore, you are able to obtain a copy of the filings on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330

--------------------------------------------------------------------------------

CUTLER EQUITY FUND
APPROVAL OF INVESTMENT ADVISORY AGREEMENT
(Unaudited)
================================================================================

     The  Board  of  Trustees,   including  the   Independent   Trustees  voting
     separately, has reviewed and approved the continuance of the Fund's Investment Advisory Agreement (the "Agreement") with the Adviser for an additional one year period. Approval took place at an in-person meeting held on December 19, 2006, at which all of the Trustees were present. The Independent Trustees were advised by their counsel of their fiduciary obligations in approving the Agreement and the Trustees requested such information from the Adviser as they deemed reasonably necessary to evaluate the terms of the Agreement and whether the Agreement continues to be in the best interests of the Fund and its shareholders. The Trustees reviewed: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and comparable private accounts the Adviser; (iii) the costs of the services provided and the profits realized by the Adviser from its relationship with the Fund;
     (iv) the extent to which economies of scale would be realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of the Fund's shareholders.

     The Trustees reviewed the background, qualifications, education and experience of the Adviser's investment and operational personnel, including that of new personnel who joined the Adviser during the past year. Management of the Adviser also updated the Trustees on the expansion of the Adviser's product base and plans for continued expansion during the coming year, providing not only detailed information on its professional personnel, but each person's area of responsibility and the percentage of time committed to Fund activities.

     The Trustees also discussed and  considered  the quality of  administrative and other services provided to the Fund, the Adviser's and the Fund's compliance programs, and the Adviser's role in coordinating such services and programs. The Independent Trustees were advised by experienced independent counsel throughout the process. The Adviser provided the Board with extensive information to assist the Trustees in analyzing the performance of the Fund over various periods ended September 30, 2006. The Fund's returns were compared to the returns of S&P 500 Index, the Dow Jones Industrial Average and certain other indices, comparable private accounts managed by the Adviser, and domestic equity funds in the Morningstar database of similar size with similar investment objectives. These analyses and comparisons showed that the Fund has performed competitively over both the short and long term. Based upon their review, the Trustees found that the Fund's performance has been competitive with the returns of relevant securities indices and other similarly situated mutual funds.

     In reviewing the advisory fee and total expense ratios of the Fund, the Trustees were provided with comparative expense and advisory fee information for other mutual funds, categorized both by fund size and by investment style. The Fund currently pays an investment advisory fee computed at the annual rate of .75% of the Fund's average daily net assets, and the total expense ratio for the Fund for the fiscal year ended June 30, 2006 was 1.26% of average net assets. The Trustees took note of the fact that the Fund's advisory fee was equal to, and the Fund's expense ratio was slightly below, the averages for funds with assets under $100 million which are categorized by Morningstar as Large Cap Value.

--------------------------------------------------------------------------------

CUTLER EQUITY FUND
APPROVAL OF INVESTMENT ADVISORY AGREEMENT
(Unaudited) (Continued)
================================================================================

     The Trustees reviewed the Adviser's current registration form (Form ADV) and its financial statement as well as an analysis prepared by the Adviser reflecting its revenues and expenses with respect to its services to the Fund for the fiscal year ended June 30, 2006. The Trustees noted that the Fund does not have any "soft dollar" arrangements with broker-dealers that would otherwise benefit the Adviser and considered any fall-out benefits to the Adviser from managing the Fund.

     Prior to voting, the Independent Trustees reviewed the proposed continuance of the Agreement with counsel in executive session. In approving the Agreement, the Independent Trustees reached the following conclusions: (1) based on the performance and risk characteristics of the Fund and the effectiveness of the Fund in achieving its stated objective, they believe the Adviser has provided high quality services; (2) the Adviser has the financial resources and personnel to continue to provide quality advisory services to the Fund; (3) the advisory fees are reasonable and the total expenses of the Fund are reasonable; and (4) the continuation of the Agreement is in the best interests of the Fund and its shareholders. The Independent Trustees also reviewed and considered the profitability of the Adviser with regards to its management of the Fund, concluding that the Adviser's profitability was not excessive given the quality and scope of services provided by the Adviser and the investment performance of the Fund. The Independent Trustees further determined that, based on the Fund's asset levels, which have remained relatively constant over the past year, it would not be relevant to consider the extent to which economies of scale would be realized as the Fund grows, and whether fee levels reflect these economies of scale. Following further discussion, it was the consensus of the Independent Trustees that it is not appropriate to introduce fee breakpoints at the present time. The Trustees noted, however, that if the Fund grows significantly in assets, it may become necessary for the Adviser to consider adding fee breakpoints to the Agreement.

     No single factor was considered in isolation or to be determinative to the decision of the Trustees to approve continuance of the Agreement. Rather, the Trustees concluded, in light of a weighing and balancing of all factors considered, that it would be in the best interests of the Fund and its shareholders to renew the Agreement for an additional annual period.

                         CUTLER INVESTMENT COUNSEL, LLC
                              Investment Management

                         INVESTMENT ADVISER TO THE TRUST

                        3555 Lear Way, Medford, OR 97504
                          (800)228-8537 o(541)770-9000
                                Fax:(541)779-0006
                                 info@cutler.com

ITEM 2. CODE OF ETHICS.

Not required

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS.

Not  applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto






Exhibit 99.CERT        Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT     Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Cutler Trust
             -----------------------------------------------------------



By (Signature and Title)*   /s/ Erich M. Patten
                           ---------------------------------------------
                           Erich M. Patten, President


Date  February 13, 2007
      ------------------------------------------






Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By (Signature and Title)*   /s/ Erich M. Patten
                           ---------------------------------------------
                           Erich M. Patten, President


Date  February 13, 2007
      ------------------------------------------





By (Signature and Title)*   /s/ Matthew C. Patten
                           ---------------------------------------------
                           Matthew C. Patten, Treasurer



Date  February 13, 2007
     -------------------------------------------




* Print the name and title of each signing officer under his or her signature.